Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 31,081	$ 28,507
Less: Provision for losses on accounts receivables	(2,856)	(2,781)	$ (2,212)	$ (919)
Accounts receivable, net	$ 28,225	$ 25,726